BULLFINCH FUND, INC.
                           2 LANTERN LANE
                   HONEOYE FALLS, NEW YORK  14472
                           (716)  624-1758
                           1-888-BULLFINCH
                          (1-888-285-5346)

                           Semi-Annual Report
                            December 31, 1999
                               (Unaudited)

                                                    February 15, 2000

Dear Fellow Shareholders:

We are very pleased to present the December 1999 Semi-Annual Report (Unaudited) of the Bullfinch Fund, Inc. This report contains the unaudited statements for both the Unrestricted Series and the Western New York Series.

We are happy to report we continue to see very good asset growth in the Unrestricted Series since its inception (July 24, 1997). As this report shows, this asset growth has allowed us to keep the expense ratio of the Unrestricted Series below our self-imposed 2% cap. We look forward to continued growth in assets in both Series. At this point in the life of the Series, asset growth is most important as it allows the expense ratio of the fund to continue to decline.

Towards the end of 1999, we shifted out of some of our technology stocks. These stocks has doubled in price within the year and were surpassing even wildly optimistic valuations. In keeping with our conservative long-term discipline, we sold these stocks, leaving us with an unusually high cash position going into the beginning of the year 2000. Indeed, as the broader markets have collapsed since the beginning of the year, we have been able to put some of that cash to work.

We wish to thank our shareholders for expressing their confidence in us and wish them continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa
President

                              UNRESTRICTED SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                       UNAUDITED FINANCIAL STATEMENTS AS OF
                                 DECEMBER 31, 1999

                             UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1999
                                 (UNAUDITED)

ASSETS
                                                           12/1999
Investments in securities, at fair value,
 identified cost $880,420                                $ 841,811
Cash                                                       209,475

Accrued interest and dividends                               1,603

Prepaid expenses                                             1,232

Organization expenses, net of accumulated
 amortization of $2,575                                        763

Receivable from Shareholder Purchase                         1,464
                                                          --------
Total assets                                            $1,056,348
                                                          ========
LIABILITIES
Accounts payable                                            87,484
                                                          --------

NET ASSETS
Net assets (equivalent to $11.80 per share
 based on 82,114.543 shares of common
 stock outstanding)                                      $ 968,864
                                                         =========

COMPOSITION OF NET ASSETS
   Shares of common stock                                $ 905,174

   Accumulated net investment income                       118,863

   Net unrealized depreciation on investments              (55,173)
                                                         ---------

Net assets at December 31, 1999                          $ 968,864
                                                         =========

	The accompanying notes are an integral part of these statements.

                                UNRESTRICTED SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                        SCHEDULE OF INVESTMENTS IN SECURITIES
                                 DECEMBER 31, 1999
                                   (UNAUDITED)

                                               Historical
Common Stocks - 86.7%               Shares           Cost          Value
   Leisure & Recreational - 11.30%
      Hasbro Inc.                    1,400         25,726         26,513
      International Game Technology  1,600         29,749         32,500
      Mattel Inc.                    2,750         44,066         36,094
                                                 ---------       --------
                                                   99,542         95,106
   Banking and Finance - 11.11%
      FIserv, Inc                    1,700         37,319         65,131
      National City Corp             1,200         28,461         28,425
                                                 ---------       --------
                                                   65,780         93,556
   Office Equipment - 9.73%
      Diebold, Inc.                  1,650         41,069         38,775
      Xerox Corp.                    1,900         51,149         43,106
                                                 ---------       --------
                                                   92,217         81,881
   Instruments - 9.03%
      Checkpoint Systems, Inc.       3,000         29,499         30,563
      Coherent, Inc.                 1,700         34,250         45,475
                                                 ---------       --------
                                                   63,748         76,038
   Utilities - Natural Resources - 7.65%
      Empire District Electric Co.   1,250         21,665         28,281
      Hawaiian Electric              1,250         41,040         36,094
                                                 ---------       --------
                                                   62,706         64,375
   Electrical Equipment - 7.33%
      Baldor Electric Company        1,850         36,962         33,531
      Veramark Tech Inc.             2,300         18,368         28,175
                                                 ---------       --------
                                                   55,330         61,706
   Retail - General - 7.32%
      Dollar General                 1,562         26,308         35,536
      Family Dollar Stores, Inc.     1,600         25,748         26,100
                                                 ---------       --------
                                                   52,056         61,636
   Medical Products and Supplies - 5.94%
      Dentsply Intl Inc.             1,350         30,400         31,894
      Mentor Corp.                     700         17,963         18,069
                                                 ---------       --------
                                                   48,363         49,963
   Computers - Software - 4.76%
      Network Associates, Inc.       1,500         46,921         40,031

   Pharmaceuticals - 4.37%
      Covance, Inc.                  3,400         45,445         36,763

   Tobacco Products - 4.10%
      Phillip Morris                 1,500         45,092         34,500

   Shoes & Leather - 3.38%
      Wolverine World Wide           2,600         44,582         28,438

   Steel - 2.65%
      A.M.Castle & Co.               1,900         36,530         22,325

   Cosmetics - 2.58%
      Helen of Troy Ltd.             3,000         41,712         21,750

   Electronics Components - 2.52%
      Park Electrochemical Corp        800         20,771         21,250

   Mining - 2.20%
      Brush Wellman Inc.             1,100         23,565         18,494

   Real Estate & Related - 1.85%
		First American Financial 1,250         21,869         15,547

   Commercial Services - 1.19%
		"Paychex, Inc.             250          6,050         10,000

   Foods & Beverages - 0.84%
		"Pepsico, Inc.             200          6,975          7,050

   Entertainment - 0.17%
		"Walt Disney Prod, Inc.     48          1,166          1,404
                                                 ---------       --------
TOTAL COMMON STOCKS                             $ 880,420      $ 841,811
                                                 ---------       --------
                                                $ 880,420      $ 841,811
                                                 =========      =========


	The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                           STATEMENTS OF OPERATIONS
              FOR THE PERIOD FROM JULY 1, 1999 TO DECEMBER 31, 1999,
              FOR THE YEARS ENDED JUNE 30, 1998 AND JUNE 30, 1999
       AND FOR THE PERIOD FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997
                                  (UNAUDITED)

                                    12/1999     6/1999     6/1998       6/1997
INVESTMENT INCOME:
   Dividends                       $ 10,201   $ 10,720  $   8,559    $   1,634
   Interest                               0      2,990      5,301            -
                                   --------   --------  ---------    ---------
                                     10,201     13,710     13,860        1,634


EXPENSES:
   Management Fees                    6,466      8,102      6,599          589
   Reimbursement of Management Fees       0     (1,479)    (3,303)           -
   Custody Fee                            -          -          -           35
   Legal and Professional             2,048      3,750      3,000            -
   Directors' Fee                       303        600        900            -
   Amortization                         737        581        814          444
   Fidelity Bond                        247        520        689            -
   Taxes                                189        502        637            -
   Registration Fees                    726      1,246        676            -
   Bank Service Charges                 234        917        404            -
   Dues and Subscriptions                90        144        110          228
   Reserve Adjustment                  (680)
                                   -------------------------------------------
                                     10,361     14,883     10,526        1,296
                                   -------------------------------------------
Investment income(loss) - net          (160)    (1,173)     3,334          338
                                   -------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
 Realized gain (loss) from
    securities transactions          91,134    (21,740)        18         514
 Unrealized appreciation (deprec-
    iation)during the period        (55,173)    48,330     (3,930)      8,277
                                   -------------------------------------------
Net gain (loss) on investments       35,960     26,590     (3,912)      8,791
                                   -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS       $ 35,800   $ 25,417    $ (578)     $ 9,129
                                   ===========================================

	The accompanying notes are an integral part of these statements.




                              UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE PERIOD FROM JULY 1, 1999 TO DECEMBER 31, 1999,
              FOR THE YEARS ENDED JUNE 30, 1998 AND JUNE 30, 1999
       AND FOR THE PERIOD FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997
                                  (UNAUDITED)

                                     12/1999     6/1999      6/1998     6/1997
INCREASE IN NET ASSETS
  FROM OPERATIONS:
   Investment income (loss) - net      ($160)   $(1,173)   $  3,334   $    338
   Net realized gains (loss) from
     securities transactions          91,134    (21,740)         18        514
   Net change in unrealized
     appreciation of investments     (55,173)    48,330      (3,930)     8,277
                                     -----------------------------------------
Increase (decrease) in net assets
     from operations                  35,800     25,417        (578)     9,129


CAPITAL SHARE TRANSACTIONS
  Sales (5,191.495, 33,858.650,
   73,972.543 and 11,247.184 shares)  59,582    363,607      832,796   112,471
  Redemptions (3,614.323, 21,814.254
     and 17,275.449 shares)           40,566   (225,795)    (202,999)        -
                                     -----------------------------------------
  Total capital share transactions    19,015    137,812      629,797   112,471
                                     -----------------------------------------
  Increase in net assets              54,816    163,229      629,219   121,600


NET ASSETS:
   Beginning of period               914,048    750,819      121,600         -
                                    ------------------------------------------
   End of period                   $ 968,864  $ 914,048    $ 750,819 $ 121,600
                                    ==========================================

	The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                         NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                                  (UNAUDITED)

(1)   The Organization

      The Unrestricted Series (the "Series") is a series of the Bullfinch
      Fund, Inc. (the "Fund") was organized as a corporation in Mary-land on January 29, 1997 and commenced operations on February 1, 1997. The Fund had no operations prior to February 1, 1997 other than matters relating to its organization and registration as an open-end, non-divers-ified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On February 1, 1997, the Fund sold 11,247.184 shares of common stock ("initial shares") to its initial, joint tenant investors.

      The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the 4:00pm closing bid prices. Short-term and money market securities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.

	The Fund's initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Fund's operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

	The Series intends to distribute its net investment income and net realized capital gains to its shareholders on December 29, 1998, June 30, 1998 and 1997 in the form of stock dividends equal to 172.798, 297.096 and 78.803 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements accompanying notes. Actual results could differ from those estimates.


(3)   Investments

      For the period ending December 31, 1999, the Series purchased $371,244 of common stock. During the same period, the Series sold $248,612 of common stock.

      For the year ended June 30, 1999, the Series purchased $317,227 of common stock. During the same period, the Series sold $100,392 of U.S. Government obligations and $195,720 of common stock.

      For the year ended June 30, 1998, the Series purchased $50,455 of U.S. Government obligations and $485,826 of common stock. During the same per-iod, the Series sold $29 of common stock.

      For the period ended June 30, 1997, the Series purchased $50,377 of U.S. Government obligations and $5,541 of common stock. During the same per-iod, the Series sold $7,663 of common stock and $256 of short-term in-vestments.

      At December 31, 1999, the gross unrealized appreciation for all securi-ties totaled $75,984 and the gross unrealized depreciation for all securities totaled $114,592, or a net unrealized depreciation of $38,609. The aggregate cost of securities for federal income tax purposes at December 31, 1998 was $880,420.

      At June 30, 1999, the gross unrealized appreciation for all securities totaled $134,100 and the gross unrealized depreciation for all securities totaled $81,423, or a net unrealized appreciation of $52,677. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $640,542.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $62,102 and the gross unrealized depreciation for all securities totaled $57,755, or a net unrealized appreciation of $4,347. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $641,167.

      At June 30, 1997, the gross unrealized appreciation for all securities totaled $9,862 and the gross unrealized depreciation for all securities totaled $1,585, or a net unrealized appreciation of $8,277. The aggre-gate cost of securities for federal income tax purposes at June 30, 1997 was $104,898.


(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a registered Investment adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Series' portfolio which include selecting the investments and handling its business affairs.

	As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

	Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock were as follows:

                                                    Shares          Amount
      Shares sold during 1997                   11,247.184     $   112,471
      Shares issued in 6/30/97 stock dividend       78.803               -
                                                ----------     -----------
                                                11,325.987         112,471
                                                ----------     -----------

      Shares sold during 1998                   73,972.543     $   832,796
      Shares redeemed during 1998              (17,275.449)       (202,999)
      Shares issued in 6/30/98 stock dividend      297.096               -
                                                ----------     -----------
                                                56,994.190         629,797
                                                ----------     -----------
      Shares sold during 1999                   33,858.650         363,607
      Shares redeemed during 1999              (21,814.254)       (225,795)
      Shares issued in 12/29/98 stock dividend     172.798               -
                                                ----------     -----------
                                                12,217.194         137,812
                                                ----------     -----------
      Shares sold this period                    5,191.495     $    59,582
      Shares redeemed this period               (3,614.323)        (40,566)
                                                ----------     -----------
                                                 1,577.172          19,015
                                                ----------     -----------
                                                82,114.543         899,096
                                                ==========     ===========






                            UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
              FOR THE PERIOD FROM JULY 1, 1999 TO DECEMBER 31, 1999,
              FOR THE YEARS ENDED JUNE 30, 1998 AND JUNE 30, 1999
       AND FOR THE PERIOD FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997
                                  (UNAUDITED)

                                          12/1999   6/1999   6/1998    6/1997
NET ASSET VALUE, beginning of period      $ 11.35  $ 10.99  $ 10.74   $ 10.00

INCOME FROM INVESTMENT OPERATIONS
	Net investment income                  (.00)   (.01)       -       .03

	Net gain on securities both
          realized and unrealized             .45     .40      .30       .78
                                          ------------------------------------
                                              .45     .39      .30       .81
                                          ------------------------------------
STOCK DIVIDEND                                .00    (.03)    (.05)     (.07)
                                          ------------------------------------
NET ASSET VALUE, end of period            $ 11.80 $ 11.35  $ 10.99   $ 10.74
                                       =======================================

NET ASSETS, end of period              $ 968,864 $ 914,048 $ 750,819 $ 121,600
                                       =======================================


                                          Actual*   Actual   Actual   Actual**
RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.1%      2.0%     2.0%     1.1% **

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                      (0.2%)    (0.2%)    0.6%     0.3% **

PORTFOLIO TURNOVER RATE                   27.0%     40.7%      -       6.9% **

* The ratios presented were calculated using operating data for the six month period from July 1, 1999 to December 31, 1999.

** The ratios presented were calculated using operating data for the five month period from inception (February 1, 1997) to June 30, 1997.


	The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                      UNAUDITED FINANCIAL STATEMENTS AS OF
                              DECEMBER 31, 1999

                             WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999
                                  (UNAUDITED)
ASSETS
                                                           12/1999
Investments in securities, at fair value,
 identified cost $219,095                                $ 194,215

Cash                                                        47,172

Accrued interest and dividends                                 289

Prepaid expenses                                               805

Due from Investment Adviser                                    536

Organization expenses, net of accumulated
 amortization of $1,491                                      1,848
                                                        ----------
Total assets                                               244,865
                                                        ----------
LIABILITIES
Accounts payable                                             9,935


NET ASSETS
Net assets (equivalent to $9.06 per share
 based on 25,941.445 shares outstanding)                $  234,930
                                                        ==========

COMPOSITION OF NET ASSETS
   Shares of common stock                               $  258,577

   Accumulated net investment income                         1,233

   Net unrealized appreciation on investments              (24,880)
                                                        ----------

Net assets at December 31, 1999                         $  234,930
                                                        ==========

	The accompanying notes are an integral part of these statements.

                             WESTERN NEW YORK SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 1999
                                   (UNAUDITED)

                                               Historical
Common Stocks - 82.5%               Shares           Cost          Value
   Electrical Equipment - 18.26%
      Acme Electric Corp.            1,750          9,171         10,063
      PSC, Inc.                      1,950         18,587         14,381
      Veramark Tech Inc.               900          7,203         11,025
                                                 ---------       --------
                                                   34,961         35,469
   Computers - Software - 7.75%
      Comptek Research, Inc.           700          4,971          9,713
      Network Associates, Inc.         200          5,800          5,338
                                                 ---------       --------
                                                   10,771         15,050
   Steel - 7.32%
      Bethlehem Steel Corporation    1,000          7,895          8,375
      Gilbraltar Steel Corp            250          4,820          5,844
                                                 ---------       --------
                                                   12,714         14,219
   Electronics Components - 5.33%
      Astronics Corp.                  605          5,021          6,126
      Paxar Corp.                      500          4,192          4,219
                                                 ---------       --------
                                                    9,213         10,344
   Railroads - 5.30%
      Genesee & Wyoming Class A        800          9,941         10,300

   Office Equipment - 5.26%
      Xerox Corp.                      450         12,058         10,209

   Real Estate & Related - 5.22%
      Home Properties of NY, Inc.      200          5,624          5,488
      Sovran Self Storage              250          6,892          4,656
                                                 ---------       --------
                                                   12,516         10,144
   Chemical - 5.02%
      CPAC, Inc.                     1,200          7,236          9,750

   Tobacco Products - 4.74%
      Phillip Morris                   400         11,896          9,200

   Leisure & Recreational - 4.39%
      Mattel Inc.                      650         10,540          8,531

   Computers - Hardware - 4.03%
      Performance Technologies, Inc.   450          3,977          7,819

   Industrial Materials - 3.97%
      American Precision Ind Inc.      550          9,776          4,675
      Servotronics, Inc.               600          5,624          3,038
                                                 ---------       --------
	                                             15,400          7,713
   Utilities - Natural Resources - 3.18%
      Rochester Gas & Electric         300          6,255          6,169

   Commercial Services - 3.09%
      Paychex, Inc.                    150          4,413          6,000

   Computers - Services - 3.05%
      Computer Task Group Inc.         400         10,608          5,925

   Manufacturing - 2.73%
      Mark IV Industries Inc.          300          6,462          5,306

   Metal Fabrication & Hardware - 2.73%
      Graham Corp.                     800          6,076          5,300

   Furniture - 2.21%
      Bush Industries Inc.             250          6,263          4,297

   Environmental Services - 1.96%
      Sevenson Environmental Svcs Inc. 400          5,071          3,800

   Medical Services - 1.43%
      Rural/Metro Corp.                650         11,157          2,783

   Computers - Distributors - 1.35%
      Ingram Micro                     200          6,679          2,625

   Industrial Services - 1.16%
      American Locker Group Inc.       400          2,544          2,250

   Machinery - 0.52%
      Columbus McKinnon Corp           100          2,344          1,013
                                                 ---------       --------

TOTAL COMMON STOCK                               $ 219,095      $ 194,215
                                                 =========      =========


	The accompanying notes are an integral part of these statements.

                            WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                            STATEMENT OF OPERATIONS
            FOR THE PERIOD FROM JULY 1, 1999 TO DECEMBER 31, 1999 AND
                    FOR THE YEAR ENDED JUNE 30, 1999 AND
       FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997) TO JUNE 30, 1998

                                          12/1999         6/1999      6/1998
INVESTMENT INCOME:
   Dividends                              $ 2,424       $  2,904   $   1,705
   Interest                                     -              -       1,121
                                          ----------------------------------
                                            2,424          2,904       2,826
                                          ----------------------------------
EXPENSES:
   Management Fees                          1,492          2,042       1,214
   Reimbursement of Management Fees          (536)        (5,924)     (3,016)
   Legal and Professional                   2,016          3,750       3,000
   Directors' Fee                             303            600         300
   Amortization                               391            776         324
   Fidelity Bond                              247            458         230
   Taxes                                      214            382         238
   Registration Fees                          282            607         341
   Bank Service Charges                       136            767           -
   Dues and Subscriptions                      48             71           -
   Reserve Adjustment                         160
                                          ----------------------------------
                                            4,753          3,529       2,631
                                          ----------------------------------
Investment income (loss) - net             (2,329)          (625)        195
                                          ----------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Realized gain (loss) from
     securities transactions                7,587         (2,829)          -
   Unrealized appreciation (depreciation)
     during the period                    (10,042)       (18,496)      3,071
                                          ----------------------------------
   Net gain (loss) on investments          (2,455)       (21,325)      3,071
                                          ----------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               (4,784)      $(21,950)   $  3,266
                                          ==================================

	The accompanying notes are an integral part of these statements.




                          WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF CHANGES IN NET ASSETS
            FOR THE PERIOD FROM JULY 1, 1999 TO DECEMBER 31, 1999 AND
                    FOR THE YEAR ENDED JUNE 30, 1999 AND
       FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997) TO JUNE 30, 1998

                                          12/1999         6/1999      6/1998
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Investment income (loss) - net        $ (2,329)      $   (625)   $    195
   Net realized gain (loss) from
     securities transactions                7,587         (2,829)          -
   Net change in unrealized appreciation
     (depreciation) of investments        (10,042)       (18,496)      3,071
                                          ----------------------------------
Increase (decrease) in net assets
     from operations                       (4,784)       (21,950)      3,266


CAPITAL SHARE TRANSACTIONS
  Sales (225.479, 11,777.098
       and 16,850.33 shares)                2,000        108,178     172,964
  Redemptions (470,420, 2,458.779
       and 0 shares)                       (4,497)       (20,254)          -
                                          ----------------------------------
       Total capital share transactions    (2,497)        87,924     172,964
                                          ----------------------------------
       Increase (decrease) in net assets   (7,281)        65,974     176,230



NET ASSETS:
   Beginning of period                    242,204       176,230           -
                                         -----------------------------------
   End of period                         $234,923      $242,204    $176,230
                                         ===================================
	The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 1999
                                (UNAUDITED)

(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") was organized as a corporation in Mary-land on January 29, 1997 as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On September 29, 1997, the Fund sold 10,500 shares of the
      Series to its initial investor for $105,000.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with in important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -
      Organization expenses are being amortized over a 60-month period.

	The Series' initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

	The Fund has distributed its net investment income and net realized capital gains to its shareholders on June 30, 1998 in the form of stock dividends equal to 17.737 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements accompanying notes. Actual results could differ from those estimates.

(3)   Investments

      For the period from July 1, 1999 to December 31, 1999, the Series purchased $48,185 of common stock and sold $22,521 of common stock.

      For the period ended June 30, 1999, the Series purchased $77,365 of common stock. During the same period, the Series sold $24,463 of common stock.

      For the period ended June 30, 1998, the Series purchased $98,879 of U.S. Government obligations and $136,357 of common stock.

      At December 31, 1999, the gross unrealized appreciation for all securi-ties totaled $20,394 and the gross unrealized depreciation for all securities totaled $45,274, or a net unrealized appreciation of $24,880. The aggregate cost of securities for federal income tax purposes at December 31, 1999 was $219,095.

      At June 30, 1999, the gross unrealized appreciation for all securities totaled $12,525 and the gross unrealized depreciation for all securities totaled $27,950, or a net unrealized depreciation of $15,425. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $186,431.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $16,011 and the gross unrealized depreciation for all securities totaled $12,940, or a net unrealized appreciation of $3,071. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $136,357.

(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton &
      DePaolo Asset Management, LLC is a registered Investment adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which include selecting the investments and handling its business affairs.

	As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

	Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock were as follows:

                                                    Shares          Amount
      Shares sold during 1998                   16,850.330     $   172,964
      Shares issued in 6/30/98 stock dividend       17.737               -
                                                ----------     -----------
                                                16,868.067         172,964
                                                ----------     -----------
      Shares sold during 1999                   11,777.098         108,178
      Shares redeemed during 1999               (2,458.779)        (20,254)
                                                ----------     -----------
                                                 9,318.319          87,924
                                                ----------     -----------
      Shares sold this period                      225.479     $     2,000
      Shares redeemed this period                 (470.420)         (4,497)
                                                ----------     -----------
                                                  (244.941)         (2,497)
                                                ----------     -----------
                                                25,941,445         258,391
                                                ==========     ===========




                            WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
            FOR THE PERIOD FROM JULY 1, 1999 TO DECEMBER 31, 1999 AND
                    FOR THE YEAR ENDED JUNE 30, 1999 AND
       FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997) TO JUNE 30, 1998

                                           12/1999        6/1999      6/1998
NET ASSET VALUE, beginning of period       $  9.25      $  10.45     $ 10.00
                                           ---------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)             (0.18)        (0.05)        .02

    Net gain (loss) on securities both
      realized and unrealized                (0.01)        (1.15)        .44
                                           ---------------------------------
                                             (0.19)        (1.20)        .46
                                           ---------------------------------
STOCK DIVIDEND                                   -             -        (.01)
                                           ---------------------------------
NET ASSET VALUE, end of period             $  9.06       $  9.25     $ 10.45
                                           =================================

NET ASSETS, end of period                  $ 234,927    $ 242,204   $ 176,230
                                           ==================================


                                              Actual*    Actual     Actual**
RATIO OF EXPENSES TO AVERAGE NET ASSETS        2.0%       2.0%       2.0%**

RATIO OF NET INVESTMENT INCOME TO
    AVERAGE NET ASSETS                        (0.98%)    (0.4%)      0.2%**

PORTFOLIO TURNOVER RATE                        9.5%      13.9%         -

* The ratios presented were calculated using operating data for the six month period from July 1, 1998 to December 31, 1998.

** The ratios presented were calculated using operating data for the five month period from inception (February 1, 1997) to June 30, 1997.


	The accompanying notes are an integral part of these statements.